UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-207567-05

Central Index Key Number of the issuing entity: 0001703075

CFCRE 2017-C8 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-207567

Central Index Key Number of the depositor: 0001515166

CCRE Commercial Mortgage Securities, L.P.

(Exact name of depositor as specified in its charter)

Cantor Commercial Real Estate Lending, L.P.

(Central Index Key Number 0001558761)

Rialto Mortgage Finance, LLC

(Central Index Key Number 0001592182)

UBS AG

(Central Index Key Number 0001685185)
(Exact name of sponsor as specified in its charter)

Anthony Orso, (212) 938-5000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 8, 2017

CCRE COMMERCIAL MORTGAGE SECURITIES, L.P.

By:	/s/ Anthony Orso
Name: Anthony Orso Title: Principal Executive Officer and Director